UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006

Commission File Number of issuing entity: 333-131111-03


                 NovaStar Mortgage Funding Trust, Series 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-4724853
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement to  Noteholders  on  December 26, 2006  is  filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: December 29, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-1
                                December 26, 2006


                                Table of Contents
Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  3
Pool Balances and Delinquent Mortgage Detailed Report   --------------------  6
REO Group Report   ---------------------------------------------------------  9


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                  Andrew Cooper
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4523 / Fax: (212) 623-5930
                       Email: andrew.m.cooper@jpmchase.com

                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      767,078,000.00     606,326,328.50   36,124,099.37     2,676,593.89    38,800,693.26   0.00       0.00      570,202,229.13
A2A      182,000,000.00     110,467,620.66   12,768,673.44       478,754.39    13,247,427.83   0.00       0.00       97,698,947.22
A2B       91,700,000.00      91,700,000.00            0.00       401,111.08       401,111.08   0.00       0.00       91,700,000.00
A2C       71,400,000.00      71,400,000.00            0.00       315,191.33       315,191.33   0.00       0.00       71,400,000.00
A2D       32,621,000.00      32,621,000.00            0.00       146,894.18       146,894.18   0.00       0.00       32,621,000.00
M1        78,300,000.00      78,300,000.00            0.00       354,481.50       354,481.50   0.00       0.00       78,300,000.00
M2        21,600,000.00      21,600,000.00            0.00        98,658.00        98,658.00   0.00       0.00       21,600,000.00
M3        18,900,000.00      18,900,000.00            0.00        87,239.25        87,239.25   0.00       0.00       18,900,000.00
M4        18,225,000.00      18,225,000.00            0.00        84,564.00        84,564.00   0.00       0.00       18,225,000.00
M5        12,825,000.00      12,825,000.00            0.00        60,437.81        60,437.81   0.00       0.00       12,825,000.00
M6        10,125,000.00      10,125,000.00            0.00        51,547.50        51,547.50   0.00       0.00       10,125,000.00
M7         8,775,000.00       8,775,000.00            0.00        45,522.75        45,522.75   0.00       0.00        8,775,000.00
M8         7,425,000.00       7,425,000.00            0.00        43,483.69        43,483.69   0.00       0.00        7,425,000.00
M9         8,775,000.00       8,775,000.00            0.00        55,277.63        55,277.63   0.00       0.00        8,775,000.00
M10        6,750,000.00       6,750,000.00            0.00        42,521.25        42,521.25   0.00       0.00        6,750,000.00
M11        6,750,000.00       6,750,000.00            0.00        42,521.25        42,521.25   0.00       0.00        6,750,000.00
C                  0.00               0.00            0.00       752,095.19       752,095.19   0.00       0.00                0.00
TRUST_CERT         0.00               0.00            0.00     1,456,592.71     1,456,592.71   0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,343,249,000.00   1,110,964,949.16   48,892,772.81     7,193,487.40    56,086,260.21   0.00       0.00    1,062,072,176.35
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                        ENDING               NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL          PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        669884AA6         790.43634220   47.09312400      3.48933732     50.58246131      743.34321820         5.480000%
A2A        669884AB4         606.96494868   70.15754637      2.63051863     72.78806500      536.80740231         5.380000%
A2B        669884AC2       1,000.00000000    0.00000000      4.37416663      4.37416663    1,000.00000000         5.430000%
A2C        669884AD0       1,000.00000000    0.00000000      4.41444440      4.41444440    1,000.00000000         5.480000%
A2D        669884AE8       1,000.00000000    0.00000000      4.50305570      4.50305570    1,000.00000000         5.590000%
M1         669884AF5       1,000.00000000    0.00000000      4.52722222      4.52722222    1,000.00000000         5.620000%
M2         669884AG3       1,000.00000000    0.00000000      4.56750000      4.56750000    1,000.00000000         5.670000%
M3         669884AH1       1,000.00000000    0.00000000      4.61583333      4.61583333    1,000.00000000         5.730000%
M4         669884AJ7       1,000.00000000    0.00000000      4.64000000      4.64000000    1,000.00000000         5.760000%
M5         669884AK4       1,000.00000000    0.00000000      4.71249981      4.71249981    1,000.00000000         5.850000%
M6         669884AL2       1,000.00000000    0.00000000      5.09111111      5.09111111    1,000.00000000         6.320000%
M7         669884AM0       1,000.00000000    0.00000000      5.18777778      5.18777778    1,000.00000000         6.440000%
M8         669884AN8       1,000.00000000    0.00000000      5.85638923      5.85638923    1,000.00000000         7.270000%
M9         669884AP3       1,000.00000000    0.00000000      6.29944501      6.29944501    1,000.00000000         7.820000%
M10        669884AQ1       1,000.00000000    0.00000000      6.29944444      6.29944444    1,000.00000000         7.820000%
M11        669884AR9       1,000.00000000    0.00000000      6.29944444      6.29944444    1,000.00000000         7.820000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       827.07297691   36.39889016      5.35528960     41.75417976      790.67408675
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        December 26, 2006

                         Available Funds - Group I                                                           40,778,067.20
                         Available Funds - Group II                                                          15,109,256.90

Principal

                         Group I Scheduled Principal                                                            433,402.11
                         Group I Prepayments in Full                                                         34,198,722.60
                         Group I Curtailments                                                                   229,243.13
                         Group I Net Liquidation Proceeds                                                       751,077.85
                         Group I Realized Losses                                                                548,751.08

                         Group II Scheduled Principal                                                           161,472.24
                         Group II Prepayments in Full                                                        12,428,364.04
                         Group II Curtailments                                                                   -2,015.48
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Realized Losses                                                               148,126.75

                         Total Scheduled Principal                                                              594,874.35
                         Total Prepayments in Full                                                           46,627,086.64
                         Total Curtailments                                                                     227,227.65
                         Total Net Liquidation Proceeds                                                         751,077.85
                         Total Realized Losses                                                                  696,877.83

Distributions of Principal

                         Class A-1A                                                                          36,124,099.37
                         Class A-2A                                                                          12,768,673.44
                         Class A-2B                                                                                   0.00
                         Class A-2C                                                                                   0.00
                         Class A-2D                                                                                   0.00
                         Class M-1                                                                                    0.00
                         Class M-4                                                                                    0.00
                         Class M-5                                                                                    0.00
                         Class M-6                                                                                    0.00
                         Class M-2                                                                                    0.00
                         Class M-3                                                                                    0.00
                         Class M7                                                                                     0.00
                         Class M8                                                                                     0.00
                         Class M9                                                                                     0.00
                         Class M10                                                                                    0.00
                         Class M11                                                                                    0.00

Distributions of Interest

                         Class A-1A                                                                           2,676,593.89
                         Class A-2A                                                                             478,754.39
                         Class A-2b                                                                             401,111.08
                         Class A-2C                                                                             315,191.33
                         Class A-2D                                                                             146,894.18
                         Class M-1                                                                              354,481.50
                         Class M-2                                                                               98,658.00
                         Class M-3                                                                               87,239.25
                         Class M-4                                                                               84,564.00
                         Class M-5                                                                               60,437.81
                         Class M-6                                                                               51,547.50
                         Class M-7                                                                               45,522.75
                         Class M-8                                                                               43,483.69
                         Class M-9                                                                               55,277.63
                         Class M-10                                                                              42,521.25
                         Class M-11                                                                              42,521.25

Pool Balances

                         Group I Beginning Pool Balance                                                     744,106,454.78
                         Group I Ending Pool Balance                                                        707,945,258.01
                         Group II Beginning Pool Balance                                                    373,608,491.85
                         Group II Ending Pool Balance                                                       360,876,915.81
                         Total Beginning Pool Balance                                                     1,117,714,946.63
                         Total Ending Pool Balance                                                        1,068,822,173.82

Mortgage Loan Information as of Determination Date

                         Number of Mortgage Loans                                                                    6,529
                         Aggregate Principal Balance of Mortgage Loans                                    1,068,822,173.82
                         Beginning Weighted Average Mortgage Rate                                                  8.5821%
                         Swap Funds Outgoing Payment                                                                  0.00
                         Swap Funds Received                                                                    169,147.22
                         Wachovia Swap                                                                           26,933.33
                         Deutsche Swap                                                                           41,020.83
                         Greenwich Swap                                                                         101,193.06

                         Cap Funds Received                                                                      75,722.22
                         Cap Fee                                                                                 45,933.33

Loans Delinquent
                         Contractual Delinquency - Group I
                         Balance of 0-30 Days                                                               652,044,861.35
                         Number of 0-30 Days                                                                         4,303
                         Balance of 30-59 Days                                                               16,141,845.11
                         Number of 30-59 Days                                                                          105
                         Balance of 60-89 Days                                                                8,283,165.72
                         Number of 60-89 Days                                                                           51
                         Balance of 90+ Days                                                                  2,290,545.29
                         Number of 90+ Days                                                                             17

                         Contractual Bankruptcy - Group I
                         Balance of 0-30 Days                                                                   465,782.36
                         Number of 0-30 Days                                                                             5
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                  542,532.95
                         Number of 60-89 Days                                                                            5
                         Balance of 90+ Days                                                                  4,122,983.40
                         Number of 90+ Days                                                                             25

                         Legal Delinquency - Group I
                         Balance of 0-30 Days                                                               652,044,861.35
                         Number of 0-30 Days                                                                         4,303
                         Balance of 30-59 Days                                                               16,141,845.11
                         Number of 30-59 Days                                                                          105
                         Balance of 60-89 Days                                                                8,283,165.72
                         Number of 60-89 Days                                                                           51
                         Balance of 90+ Days                                                                  2,290,545.29
                         Number of 90+ Days                                                                             17

                         Legal Bankruptcy - Group I
                         Balance of 0-30 Days                                                                 3,595,879.19
                         Number of 0-30 Days                                                                            28
                         Balance of 30-59 Days                                                                  639,876.05
                         Number of 30-59 Days                                                                            3
                         Balance of 60-89 Days                                                                  111,836.00
                         Number of 60-89 Days                                                                            1
                         Balance of 90+ Days                                                                    783,707.47
                         Number of 90+ Days                                                                              3

                         Loans in Foreclosure - Group I
                         Balance of 0-30 Days                                                                   801,671.32
                         Number of 0-30 Days                                                                             4
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                1,065,126.55
                         Number of 60-89 Days                                                                            5
                         Balance of 90+ Days                                                                 16,646,980.23
                         Number of 90+ Days                                                                             93

                         Contractual Delinquency - Group II
                         Balance of 0-30 Days                                                               320,062,602.01
                         Number of 0-30 Days                                                                         1,688
                         Balance of 30-59 Days                                                                9,953,884.45
                         Number of 30-59 Days                                                                           44
                         Balance of 60-89 Days                                                                4,104,006.33
                         Number of 60-89 Days                                                                           24
                         Balance of 90+ Days                                                                  1,198,801.86
                         Number of 90+ Days                                                                              5

                         Contractual Bankruptcy - Group II
                         Balance of 0-30 Days                                                                   145,659.26
                         Number of 0-30 Days                                                                             3
                         Balance of 30-59 Days                                                                  157,304.93
                         Number of 30-59 Days                                                                            1
                         Balance of 60-89 Days                                                                  106,573.57
                         Number of 60-89 Days                                                                            1
                         Balance of 90+ Days                                                                    859,691.88
                         Number of 90+ Days                                                                              4

                         Legal Delinquency - Group II
                         Balance of 0-30 Days                                                               320,062,602.01
                         Number of 0-30 Days                                                                         1,688
                         Balance of 30-59 Days                                                                9,953,884.45
                         Number of 30-59 Days                                                                           44
                         Balance of 60-89 Days                                                                4,104,006.33
                         Number of 60-89 Days                                                                           24
                         Balance of 90+ Days                                                                  1,198,801.86
                         Number of 90+ Days                                                                              5

                         Legal Bankruptcy - Group II
                         Balance of 0-30 Days                                                                 1,129,194.10
                         Number of 0-30 Days                                                                             7
                         Balance of 30-59 Days                                                                  106,573.57
                         Number of 30-59 Days                                                                            1
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                     33,461.97
                         Number of 90+ Days                                                                              1

                         Loans in Foreclosure - Group II                                                              0.00
                         Balance of 0-30 Days                                                                   742,437.34
                         Number of 0-30 Days                                                                             4
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                   97,610.15
                         Number of 60-89 Days                                                                            2
                         Balance of 90+ Days                                                                 16,831,326.07
                         Number of 90+ Days                                                                             72

Loans in REO

REO Group Report
                         Group Number      Number of Loans    Principal Balance     Percentage
                               1                 34             5,539,763.73           0.78%
                               2                 34             6,617,017.96           1.83%

Principal Prepayments
                         Group I Prepayments                                                                 34,198,722.60
                         Group II Prepayments                                                                12,428,364.04

Realized Losses
                         Group I Liquidated Loan Balance                                                      1,299,828.93
                         Group I Net Liquidation Proceeds                                                       751,077.85
                         Group I Current Period Realized Losses                                                 548,751.08
                         Group I Recoveries of Prior Losses                                                           0.00
                         Group I Current Period Non-Recoverable Advances                                              0.00
                         Group I Subsequent Losses                                                                    0.00

                         Group I Cumulative Liquidated Loan Balance                                           1,571,080.24
                         Group I Cumulative Net Liquidation Proceeds                                          1,003,267.30
                         Group I Cumulative Recoveries of Prior Losses                                                0.00
                         Group I Cumulative Subsequent Losses                                                         0.00
                         Group I Cumulative Non-Recoverable Advances                                                  0.00
                         Group I Cumulative Realized Losses                                                     567,812.94

                         Group II Liquidated Loan Balance                                                       626,791.62
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Current Period Realized Losses                                                148,126.75
                         Group II Recoveries of Prior Losses                                                          0.00
                         Group II Current Period Non-Recoverable Advances                                         4,371.51
                         Group II Subsequent Losses                                                                   0.00

                         Group II Cumulative Liquidated Loan Balance                                          2,284,594.73
                         Group II Cumulative Net Liquidation Proceeds                                         1,408,777.56
                         Group II Cumulative Recoveries of Prior Losses                                               0.00
                         Group II Cumulative Subsequent Losses                                                   47,079.00
                         Group II Cumulative Non-Recoverable Advances                                            12,522.59
                         Group II Cumulative Realized Losses                                                    452,382.38


                         Total Liquidated Loan Balance                                                        1,926,620.55
                         Total Net Liquidation Proceeds                                                         751,077.85
                         Total Current Period Realized Losses                                                   696,877.83
                         Total Recoveries of Prior Losses                                                             0.00
                         Total Current Period Non-Recoverable Advances                                            4,371.51
                         Total Subsequent Losses                                                                      0.00

                         Total Cumulative Liquidated Loan Balance                                             3,855,674.97
                         Total Cumulative Net Liquidation Proceeds                                            2,412,044.86
                         Total Cumulative Recoveries of Prior Losses                                                  0.00
                         Total Cumulative Subsequent Losses                                                      47,079.00
                         Total Cumulative Non-Recoverable Advances                                               12,522.59
                         Total Cumulative Realized Losses                                                     1,020,195.32

Unpaid Interest Shortfall Amounts

                         Unpaid Interest Shortfall - A-1A                                                             0.00
                         Unpaid Interest Shortfall - A-2A                                                             0.00
                         Unpaid Interest Shortfall - A-2B                                                             0.00
                         Unpaid Interest Shortfall - A-2C                                                             0.00
                         Unpaid Interest Shortfall - A-2D                                                             0.00
                         Unpaid Interest Shortfall - M-1                                                              0.00
                         Unpaid Interest Shortfall - M-2                                                              0.00
                         Unpaid Interest Shortfall - M-3                                                              0.00
                         Unpaid Interest Shortfall - M-4                                                              0.00
                         Unpaid Interest Shortfall - M-5                                                              0.00
                         Unpaid Interest Shortfall - M-6                                                              0.00
                         Unpaid Interest Shortfall - M7                                                               0.00
                         Unpaid Interest Shortfall - M8                                                               0.00
                         Unpaid Interest Shortfall - M9                                                               0.00
                         Unpaid Interest Shortfall - M10                                                              0.00
                         Unpaid Interest Shortfall - M11                                                              0.00

                         Prepayment Interest Shortfalls not covered by the Servicer                                   0.00

                         Credit Enhancement Percentage                                                              18.36%

                         Available Funds Cap Shortfall Amount

                         Current Period Available Funds Cap Shortfall Amount - A-1A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2B                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2C                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2D                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - M-1                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-2                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-3                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-4                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-5                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-6                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M7                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M8                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M9                                   829.83
                         Current Period Available Funds Cap Shortfall Amount - M10                                  638.33
                         Current Period Available Funds Cap Shortfall Amount - M11                                  638.33

                         Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-1                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-2                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-3                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-4                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-5                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-6                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M7                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M8                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M9                                829.83
                         Available Funds Cap Shortfall Amount Repaid This Period- M10                               638.33
                         Available Funds Cap Shortfall Amount Repaid This Period- M11                               638.33

                         Remaining Available Funds Cap Shortfall Amount - A-1A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2B                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2C                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2D                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - M-1                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-2                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-3                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-4                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-5                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-6                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M7                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M8                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M9                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M10                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M11                                         0.00

Note Rates

                         Note Rate - A-1A                                                                          5.4800%
                         Note Rate - A-2A                                                                          5.3800%
                         Note Rate - A-2B                                                                          5.4300%
                         Note Rate - A-2C                                                                          5.4800%
                         Note Rate - A-2D                                                                          5.5900%
                         Note Rate - M-1                                                                           5.6200%
                         Note Rate - M-2                                                                           5.6700%
                         Note Rate - M-3                                                                           5.7300%
                         Note Rate - M-4                                                                           5.7600%
                         Note Rate - M-5                                                                           5.8500%
                         Note Rate - M-6                                                                           6.3200%
                         Note Rate - M7                                                                            6.4400%
                         Note Rate - M8                                                                            7.2700%
                         Note Rate - M9                                                                            7.8200%
                         Note Rate - M10                                                                           7.8200%
                         Note Rate - M11                                                                           7.8200%

                         Next Note Rate - A-1A                                                                     5.5100%
                         Next Note Rate - A-2A                                                                     5.4100%
                         Next Note Rate - A-2B                                                                     5.4600%
                         Next Note Rate - A-2C                                                                     5.5100%
                         Next Note Rate - A-2D                                                                     5.6200%
                         Next Note Rate - M-1                                                                      5.6500%
                         Next Note Rate - M-2                                                                      5.7000%
                         Next Note Rate - M-3                                                                      5.7600%
                         Next Note Rate - M-4                                                                      5.7900%
                         Next Note Rate - M-5                                                                      5.8800%
                         Next Note Rate - M-6                                                                      6.3500%
                         Next Note Rate - M-7                                                                      6.4700%
                         Next Note Rate - M-8                                                                      7.3000%
                         Next Note Rate - M-9                                                                      7.8500%
                         Next Note Rate - M-10                                                                     7.8500%
                         Next Note Rate - M-11                                                                     7.8500%

                         Underwritten Noteholders Principal Balance                                       1,062,072,176.35

                         Overcollateralization Amounts

                         Required Overcollateralization Amount                                                6,749,997.47
                         Overcollateralization Amount                                                         6,749,997.47

                         Excess Cashflow                                                                              0.00

Mortgage Insurance

                         MI Premiums                                                                            583,521.15
                         Insurance Proceeds                                                                           0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.